Employee retirement benefit	12 Months Ended
Dec. 31, 2021
Employee retirement benefit
Employee retirement benefit

13.	Employee retirement benefit
Full time employees in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contributions and accruals made for such employee benefits were RMB558,775, RMB262,200 and RMB344,324 for the years ended December 31, 2019, 2020 and 2021, respectively.